UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 4/30/14

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations 89.35%

Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.517%, 7/25/2035 (a) (d)	$1,888,384	$1,803,798
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.729%, 8/25/2035 (a)	222,710	209,004
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.726%, 11/25/2035 (a)	13,432,443	11,545,709
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.726%, 11/25/2035 (a)	19,684,788	16,919,843
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.309%, 6/25/2037 (a)	8,980,133	8,152,200
American Home Mortgage Assets Trust, Series 2006-2, Class XBJ, 2.293%, 9/25/2046 (I/O) (a)	77,648,164	5,168,495
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.173%, 10/25/2034 (a)	2,914,174	2,717,963
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (d)	42,808,929	34,012,935
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036	742,048	460,662
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.452%, 9/25/2045 (a)	3,754,285	3,194,127
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.722%, 9/25/2045 (a)	1,578,509	1,335,123
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.452%, 11/25/2045 (a)	1,839,609	1,452,874
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	818,733	840,806
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,990,324	2,955,609
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035 (d)	11,892,267	11,025,761
Bank of America Funding Corp., Series 2004-C, Class 3A1, 2.824%, 12/20/2034 (a)	144,720	136,469
Bank of America Funding Corp., Series 2007-C, Class 4A2, 5.234%, 5/20/2036 (a)	5,477,272	5,391,876
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.234%, 5/20/2036 (a) (d)	23,604,695	23,236,675
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,908,201
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	12,326,035	11,444,489
Bank of America Funding Corp., Series 2007-1, Class TA3B, 5.943%, 1/25/2037 (a)	1,868,667	1,529,805
Bank of America Funding Corp., Series 2007-1, Class TA4, 6.090%, 1/25/2037 (a)	1,503,515	1,230,516
Bank of America Funding Corp., Series 2007-1, Class TA1B, 5.846%, 1/25/2037 (a)	2,769,680	2,258,877
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.280%, 6/20/2037 (a)	375,811	360,917
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.280%, 6/20/2037 (a) (d)	6,361,206	6,109,111
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.758%, 10/25/2034 (a)	460,885	465,832
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.795%, 6/25/2035 (a)	1,443,035	1,382,461
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.015%, 10/25/2035 (a)	7,932,931	7,756,423
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.755%, 10/25/2035 (a)	251,482	230,573
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.462%, 8/25/2035 (a) (c)	13,116,450	11,725,240
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.452%, 1/25/2036 (a) (c)	3,064,148	2,650,920
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.542%, 1/25/2036 (a) (c)	3,312,344	2,758,735
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.426%, 3/25/2035 (a)	2,755,009	2,761,706
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.393%, 7/25/2035 (a)	4,962,563	4,807,282
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.665%, 9/25/2035 (a) (d)	20,445,897	18,136,165
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.692%, 10/25/2035 (a) (d)	20,303,752	17,891,971
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035	5,873,629	5,731,954
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A, 5.500%, 7/25/2035	2,864,487	2,670,235
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.652%, 8/25/2035 (a)	5,473,145	4,559,716
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 6.082%, 6/11/2050 (a)	5,000,000	5,007,463
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O)	87,772,329	2,194,308
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a) (c)	7,931,000	7,104,641
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.540%, 12/25/2035 (a)	1,703,277	1,527,296
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 4.919%, 12/25/2035 (a)	9,768,800	9,580,746
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.080%, 7/25/2037 (a)	1,772,217	1,668,870
ChaseFlex Trust, Series 2006-1, Class A4, 5.219%, 6/25/2036 (a) (d)	31,247,000	27,399,369
ChaseFlex Trust, Series 2006-2, Class A4, 5.569%, 9/25/2036 (a)	15,270,852	14,706,846
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.302%, 1/25/2036 (a) (c)	11,812,435	10,325,792
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.352%, 1/25/2036 (a) (c) (d)	9,484,305	8,588,418
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.332%, 7/25/2036 (a) (c) (d)	9,708,851	8,263,291
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.251%, 5/10/2035 (c) (d)	10,000,000	9,840,320
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class C, 5.277%, 9/10/2046 (a)	5,259,000	5,631,753
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046 (d)	10,000,000	10,542,495

See Accompanying notes which are an integral part of this schedule of investments.

Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/10/2047 (a) (c)	7,500,000	7,008,581
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/2047 (a)	5,000,000	5,351,578
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.602%, 5/25/2035 (a)	608,363	589,581
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.238%, 8/25/2035 (a) (d)	679,383	672,847
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.887%, 9/25/2035 (a) (d)	10,610,863	9,830,720
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 4.890%, 10/25/2035 (a)	663,584	609,996
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.654%, 3/25/2036 (a)	392,345	355,398
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.569%, 8/25/2036 (a)	5,463,710	5,067,214
Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/2047 (a)	10,000,000	10,451,010
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278%, 4/10/2047 (a)	10,000,000	10,442,270
Commercial Mortgage Trust, Series 2014-CR17, Class B, 4.377%, 5/10/2047 (a)	5,000,000	5,149,990
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a) (c)	3,750,000	3,470,856
Commercial Mortgage Trust, Series 2014-CR17, Class C, 4.896%, 5/10/2047 (a)	5,000,000	5,149,605
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031 (c)	10,000,000	10,007,775
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.175%, 3/10/2046 (a) (c)	6,146,000	5,029,238
Commercial Mortgage Trust, Series 2014-UBS2, Class B, 4.701%, 3/10/2047 (a)	2,000,000	2,128,486
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.199%, 3/10/2047 (a)	4,250,000	4,404,422
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198%, 4/10/2047 (a)	10,000,000	10,380,425
Commercial Mortgage Trust, Series 2014-LC15, Class A4, 4.006%, 4/10/2047 (a)	10,000,000	10,412,265
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,450,272	1,408,755
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	8,602,000	8,253,899
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,867,490	1,793,595
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	2,870,952	2,856,126
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.452%, 5/25/2035 (a)	34,339	34,272
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.362%, 5/25/2035 (a)	1,575,942	1,332,941
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	927,751	924,806
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.382%, 7/20/2035 (a)	1,026,079	888,399
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,894,667	1,835,240
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	10,000,000	9,606,265
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.652%, 7/25/2035 (a)	1,380,390	1,137,068
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.652%, 7/25/2035 (a)	2,982,383	2,368,188
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.257%, 8/25/2035 (I/O) (a)	57,557,643	4,226,918
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (d)	15,987,781	15,117,374
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	1,448,221	1,183,201
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.452%, 8/25/2035 (a) (d)	18,883,228	16,379,992
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,296,745	2,085,635
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.652%, 10/25/2035 (a)	1,221,925	967,538
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.257%, 10/25/2035 (I/O) (a)	72,589,752	4,627,597
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.190%, 12/20/2035 (I/O) (a) (c)	197,067,834	12,316,740
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	7,282,581	6,473,894
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,420,180	2,180,827
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.206%, 5/25/2036 (I/O) (a)	76,003,344	5,534,032
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.751%, 5/20/2046 (I/O) (a)	144,265,612	9,918,261
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.712%, 8/25/2046 (I/O) (a)	187,446,001	12,066,836
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.542%, 9/20/2046 (I/O)	94,461,895	7,069,887
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	535,830	463,143
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.473%, 6/20/2034 (a)	1,734,677	1,663,780
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 4.795%, 7/25/2034 (a) (d)	2,084,099	2,093,713
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 2.130%, 5/25/2035 (I/O) (a)	61,829,944	3,709,797
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.541%, 2/19/2034 (a)	1,089,566	1,088,566
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 4A1B, 2.510%, 10/20/2035 (a)	5,886	5,224
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.500%, 12/20/2035 (a)	811,372	722,102
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4A1, 4.395%, 12/20/2035 (a)	25,701,374	22,119,425

See Accompanying notes which are an integral part of this schedule of investments.

CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	17,043,243	16,529,031
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037	7,018,690	6,909,844
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.602%, 6/25/2035 (a)	2,001,480	1,728,480
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,619,327	1,588,283
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.502%, 10/25/2035 (a)	3,597,911	3,033,240
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 6A8, 5.750%, 3/25/2036	4,104,432	3,724,234
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.456%, 2/25/2050 (a) (c) (d)	10,363,000	9,291,176
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	12,714,664	10,975,031
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.272%, 8/25/2036 (a)	1,354,801	1,029,760
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	3,612,519	2,955,254
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	9,405,076	6,932,952
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	8,921,655	6,573,913
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036	7,599,903	6,063,286
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.110%, 11/19/2044 (I/O) (a)	82,837,231	4,789,027
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.842%, 3/19/2045 (I/O) (a)	79,534,018	6,810,100
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.362%, 3/19/2045 (a)	5,250,967	4,816,823
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,048	4,482
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.613%, 11/25/2035 (a)	4,143,300	3,920,809
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (d)	10,000,000	10,535,190
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.607%, 5/25/2035 (a)	1,735,682	1,668,187
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A, 3.065%, 5/25/2035 (a)	14,434,154	13,692,787
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	617,648	461,891
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.706%, 9/19/2035 (a)	783,192	773,263
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.968%, 11/19/2035 (a)	5,491,333	4,944,270
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 4.962%, 11/19/2035 (a)	526,968	509,702
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.362%, 4/25/2036 (a)	37,969,220	29,165,411
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (I/O)	112,026,797	6,161,474
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.467%, 6/25/2045 (I/O) (a)	56,943,234	3,632,978
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.392%, 8/25/2045 (a) (d)	16,767,153	14,646,745
GS Mortgage Securities Corp. II, Series 2014-GC20, Class D, 4.866%, 4/10/2047 (a)	10,000,000	9,325,710
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.285%, 2/10/2046 (a) (c)	5,000,000	5,008,268
GS Mortgage Securities Corp. II, Series 2014-GC20, Class AS, 4.258%, 4/10/2047 (a)	20,000,000	20,859,460
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.935%, 8/10/2023 (a) (c) (d)	6,600,000	6,846,606
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.935%, 8/10/2023 (a) (c)	7,260,000	6,776,970
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.907%, 5/10/2045 (a) (d)	3,000,000	3,353,766
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046 (a) (d)	14,635,000	14,365,072
GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.175%, 7/10/2046 (a) (d)	10,000,000	10,586,575
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.208%, 7/10/2046 (a) (c)	7,500,000	7,403,047
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046 (a)	9,333,000	9,946,299
GS Mortgage Securities Trust, Series 2013-GC16, Class C, 5.492%, 11/10/2046 (a) (d)	12,246,000	13,192,359
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047 (a)	5,000,000	5,231,030
GS Mortgage Securities Trust, Series 2014-GC18, Class C, 5.114%, 1/10/2047 (a)	10,000,000	10,495,965
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.731%, 1/25/2035 (a)	2,183,970	2,164,867
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.667%, 4/25/2035 (a)	2,829,119	2,650,714
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.378%, 5/25/2035 (a)	8,838,031	8,871,677
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.651%, 5/25/2035 (a)	16,841,209	15,259,651
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5, 2.651%, 7/25/2035 (a)	8,167,222	7,715,991
GSR Mortgage Loan Trust, Series 2005-6F, Class 3410, 6.000%, 7/25/2035	629,974	624,873
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.013%, 11/25/2035 (a)	6,067,998	6,020,613
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.861%, 11/25/2035 (a)	4,060,393	3,779,750
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.554%, 11/25/2035 (a) (d)	6,246,682	5,307,768
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.824%, 1/25/2036 (a)	1,130,682	1,001,860
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	4,489,491	4,333,099
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.102%, 2/25/2036 (a)	856,085	732,866
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	7,538,218	6,642,384
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.179%, 11/19/2035 (I/O) (a)	21,150,248	1,361,547
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.273%, 3/19/2036 (I/O) (a)	186,584,507	11,894,762
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.332%, 11/19/2036 (a) (d)	21,534,710	18,329,440
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.342%, 8/19/2037 (a)	23,131,526	19,613,614
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.179%, 8/19/2045 (I/O) (a)	91,641,578	5,212,115

See Accompanying notes which are an integral part of this schedule of investments.

HarborView Mortgage Loan Trust, Series 2005-15, Class X1P, 2.162%, 10/20/2045 (I/O) (a)	20,448,233	1,226,894
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 2.560%, 7/19/2046 (I/O) (a)	104,431,112	8,550,297
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.302%, 1/25/2047 (a)	57,910,018	46,435,612
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.352%, 5/19/2047 (a) (d)	33,511,523	28,422,429
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.402%, 3/25/2035 (a) (d)	18,411,676	15,787,442
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.692%, 5/25/2035 (a)	152,866	136,715
IMPAC CMB Trust, Series 2005-5, Class A2, 0.592%, 8/25/2035 (a)	11,731,390	10,379,546
IMPAC CMB Trust, Series 2005-5, Class A4, 0.912%, 8/25/2035 (a)	8,491,456	6,321,711
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.652%, 10/25/2035 (a)	346,208	292,214
INDYMAC IMSC Mortgage Loan Trust, Series 2007-AR2, Class AX, 2.673%, 3/25/2047 (I/O) (a)	88,590,805	5,675,348
INDYMAC INDA Mortgage Loan Trust, Series 2006-AR1, Class A3, 5.087%, 8/25/2036 (a)	1,882,730	1,853,818
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.952%, 11/25/2034 (a)	1,422,338	1,247,409
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.625%, 4/25/2035 (a)	4,900,821	4,808,100
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.590%, 9/25/2035 (a) (d)	25,294,404	22,442,662
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.590%, 9/25/2035 (a)	16,758,827	14,869,404
INDYMAC Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.885%, 11/25/2035 (a)	6,378,931	6,162,647
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.988%, 12/25/2035 (a)	1,324,491	1,112,886
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.460%, 6/25/2036 (a) (d)	2,757,610	2,669,089
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.460%, 6/25/2036 (a)	2,779,516	2,690,292
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.452%, 7/25/2036 (a)	3,967,759	3,230,291
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.769%, 7/25/2036 (a) (d)	847,870	784,757
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.462%, 10/25/2036 (a) (d)	22,959,954	17,919,211
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.362%, 4/25/2046 (a)	10,728,957	8,860,916
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.342%, 9/25/2046 (a)	10,784,838	9,178,426
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 2A9, 6.000%, 12/25/2035	608,431	548,796
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.672%, 1/25/2036 (a)	2,548,527	2,325,607
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.382%, 3/25/2036 (a)	12,244,449	10,218,838
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036	28,740,000	22,780,675
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, 5.175%, 12/15/2046 (a)	7,000,000	7,404,936
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/2046 (a)	5,000,000	5,290,325
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.175%, 12/15/2046 (a) (c)	10,000,000	9,591,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.299%, 12/15/2047 (a)	2,755,000	2,751,545
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.989%, 6/15/2049 (a) (d)	5,000,000	5,262,015
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.588%, 5/25/2034 (a) (d)	1,793,317	1,806,740
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.028%, 10/25/2035 (a)	436,478	435,218
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.074%, 11/25/2035 (a)	1,787,840	1,726,539
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.481%, 11/25/2035 (a)	338,844	327,642
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	6,029,657	5,798,241
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.619%, 2/25/2036 (a)	1,231,857	1,083,736
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.628%, 2/25/2036 (a)	605,488	542,323
JP Morgan Mortgage Trust, Series 2006-A5, Class 3A2, 5.527%, 10/25/2036 (a)	1,204,519	1,112,955
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.095%, 4/25/2037 (a)	2,014,006	1,864,501
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.095%, 4/25/2037 (a)	2,236,948	2,070,893
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.150%, 6/25/2037 (a)	7,696,804	7,001,683
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.713%, 8/15/2046 (a) (c)	5,000,000	4,681,838
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5, 4.131%, 11/15/2045 (a) (d)	15,000,000	15,846,450
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4, 4.199%, 1/15/2047 (a)	17,000,000	18,007,972
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 5.050%, 1/15/2047 (a)	15,000,000	15,699,510
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079%, 2/15/2047 (a)	9,000,000	9,429,592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997%, 4/15/2047 (a)	14,000,000	14,419,916
Lehman XS Trust, Series 2005-1, Class 3A3A, 5.110%, 7/25/2035 (a)	1,390,000	1,235,157
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.412%, 11/25/2035 (a)	14,026,894	12,606,896
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.432%, 5/25/2037 (a)	12,007,360	9,138,069
Luminent Mortgage Trust, Series 2006-2, Class X, 2.360%, 2/25/2046 (I/O) (a)	51,716,096	3,329,224

See Accompanying notes which are an integral part of this schedule of investments.

Luminent Mortgage Trust, Series 2006-6, Class A1, 0.352%, 10/25/2046 (a)	19,354,993	17,094,543
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.741%, 12/25/2034 (a)	51,886	49,228
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.296%, 1/25/2035 (a)	1,310,538	1,327,623
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.530%, 3/25/2035 (a) (d)	3,631,076	3,634,990
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.193%, 6/25/2035 (a)	2,209,960	2,101,469
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.303%, 7/25/2035 (a)	737,249	643,997
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.302%, 3/25/2047 (a) (d)	3,164,810	2,731,440
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,583,898	3,574,444
MASTR Asset Securitization Trust, Series 2007-2, Class A3, 6.250%, 1/25/2038	2,387,455	2,227,037
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1AF4, 6.000%, 5/25/2037	5,272,643	4,165,056
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.055%, 9/25/2035 (a) (d)	23,452,255	22,629,714
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.443%, 2/15/2046 (a) (c)	10,000,000	9,212,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.299%, 5/15/2046 (a) (c)	6,500,000	5,811,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3, 4.103%, 7/15/2046 (a) (d)	17,060,000	17,895,496
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.366%, 8/15/2046 (a) (d)	21,000,000	22,313,119
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.929%, 10/15/2046 (a)	4,000,000	4,154,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046 (a) (d)	17,480,000	18,651,623
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class AS, 4.255%, 4/15/2047 (a)	6,000,000	6,246,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class C, 4.899%, 4/15/2047 (a)	5,000,000	5,215,385
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.899%, 4/15/2047 (a) (c)	10,000,000	9,306,575
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.869%, 4/15/2049 (a)	20,000,000	21,154,670
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.869%, 4/15/2049 (a) (d)	9,700,000	10,260,015
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.456%, 10/25/2034 (a)	488,582	368,305
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.505%, 11/25/2037 (a) (d)	12,228,532	9,784,036
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.362%, 4/25/2036 (a) (d)	8,545,910	7,357,892
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 4A1, 3.117%, 8/25/2035 (a)	2,426,465	2,227,667
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.888%, 8/25/2035 (a) (d)	8,877,526	8,632,697
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.652%, 10/25/2035 (a)	165,273	147,516
Residential Accredit Loans, Inc., Series 2005-QS2, Class A3, 5.500%, 2/25/2035	9,972,860	9,984,757
Residential Accredit Loans, Inc., Series 2005-QA4, Class A31, 3.112%, 4/25/2035 (a)	10,497,390	9,970,463
Residential Accredit Loans, Inc., Series 2005-QS9, Class A6, 5.500%, 6/25/2035	8,762,610	8,316,689
Residential Accredit Loans, Inc., Series 2005-QS11, Class A2, 0.652%, 7/25/2035 (a)	1,036,257	936,113
Residential Accredit Loans, Inc., Series 2005-QS12, Class A10, 1.502%, 8/25/2035 (a)	13,608,905	11,330,584
Residential Accredit Loans, Inc., Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (d)	20,742,448	18,461,090
Residential Accredit Loans, Inc., Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,771,963	2,675,945
Residential Accredit Loans, Inc., Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	3,461,456	3,041,083
Residential Accredit Loans, Inc., Series 2006-QS1, Class A5, 1.062%, 1/25/2036 (a)	23,348,113	17,511,131
Residential Accredit Loans, Inc., Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	6,640,942	5,650,040
Residential Accredit Loans, Inc., Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,879,038	3,266,080
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A15, 7.000%, 7/25/2036 (d)	6,181,942	5,263,312
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	6,577,660	5,459,997
Residential Accredit Loans, Inc., Series 2006-Q17, Class A7, 6.000%, 12/25/2036 (d)	9,745,362	7,667,280
Residential Accredit Loans, Inc., Series 2007-QS2, Class A6, 6.250%, 1/25/2037	9,021,561	7,276,448
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,384,545	6,876,030
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.602%, 10/25/2035 (a)	406,256	364,702
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.000%, 5/25/2037	8,016,450	7,206,556
Residential Funding Mortgage Securities I, Series 2006-S3, Class A7, 5.500%, 3/25/2036	908,667	827,156
Residential Funding Mortgage Securities I, Series 2007-S6, Class 2A5, 0.652%, 6/25/2037 (a)	5,423,670	4,277,144
Residential Funding Mortgage Securities I, Series 2006-S7, Class A7, 6.250%, 8/25/2036	309,229	281,279
Sequoia Mortgage Trust, Series 2013-2, Class 2A, 1.874%, 2/25/2043 (a) (d)	10,499,012	9,097,394
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043 (a) (d)	4,806,053	4,156,140
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a) (d)	19,262,919	17,548,539
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.128%, 10/20/2046 (a)	11,011,582	10,488,895
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.141%, 11/25/2034 (a)	130,786	128,906

See Accompanying notes which are an integral part of this schedule of investments.

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.466%, 11/25/2034 (a)	6,638,926	6,248,205
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.469%, 2/25/2035 (a)	463,826	331,501
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.525%, 2/25/2035 (a)	9,001,321	8,578,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.374%, 2/25/2035 (a)	904,861	515,545
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.455%, 3/25/2035 (a)	5,810,178	5,370,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.438%, 5/25/2035 (a)	9,446,108	8,872,843
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.498%, 7/25/2035 (a)	2,618,280	2,101,979
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	12,492,449	11,954,786
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.862%, 9/25/2035 (a) (d)	27,676,577	23,788,295
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.492%, 9/25/2035 (a)	2,830,222	2,570,314
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.334%, 10/25/2035 (a)	28,497,428	25,768,600
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.004%, 11/25/2035 (a)	7,801,446	6,890,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.452%, 8/25/2037 (a) (d)	8,204,998	6,739,249
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.580%, 12/25/2035 (I/O) (a)	33,355,267	437,788
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	870,971	889,715
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	5,161,286	4,720,564
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	76,261	75,615
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.402%, 7/25/2036 (a)	11,373,349	5,816,785
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.651%, 12/10/2045 (a) (c)	5,000,000	4,096,320
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.123%, 8/10/2049 (a) (c)	3,500,000	3,712,821
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/10/2063 (a) (c)	7,000,000	6,087,469
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.206%, 6/15/2045 (a)	5,105,000	5,178,795
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.414%, 10/20/2035 (a)	225,181	222,702
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.358%, 12/25/2035 (a)	1,642,093	1,568,521
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.697%, 1/25/2036 (a)	9,355,456	8,719,959
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.054%, 11/25/2036 (a)	1,235,274	1,082,861
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.669%, 2/25/2037 (a) (d)	21,518,581	20,041,244
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.746%, 5/25/2037 (a) (d)	7,207,971	6,908,891
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.710%, 7/25/2037 (a)	19,717,514	18,263,682
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.126%, 8/25/2046 (a) (d)	28,522,256	24,663,679
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.397%, 8/25/2046 (a)	1,304,490	1,136,604
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2XPP, 0.394%, 11/25/2046 (I/O) (a)	65,287,167	734,481
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	747,101	747,286
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035 (d)	4,732,348	4,477,317
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036 (a)	7,641,495	6,765,795
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.121%, 2/25/2036 (I/O) (a)	18,878,857	743,355
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A6, 5.003%, 10/25/2036 (a)	11,455,514	8,046,113
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.274%, 10/25/2036 (a)	13,149,416	7,595,445
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 5.003%, 10/25/2036 (a)	14,293,367	10,035,244
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 5XPP, 0.755%, 6/25/2046 (I/O) (a)	26,933,539	552,138

See Accompanying notes which are an integral part of this schedule of investments.

Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.672%, 8/25/2046 (I/O) (a)	162,547,124	2,996,963
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.404%, 10/25/2046 (I/O) (a)	59,787,074	2,410,166
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a) (d)	9,750,199	9,480,255
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a) (d)	5,590,499	5,248,662
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.189%, 10/25/2035 (a)	650,857	267,886
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 4.997%, 3/25/2036 (a)	91,376	92,892
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	188,507	189,613
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.572%, 4/25/2036 (a)	2,381,622	2,352,382
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.604%, 7/25/2036 (a)	313,384	288,482
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.612%, 7/25/2036 (a)	295,531	287,515
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.617%, 8/25/2036 (a)	943,849	897,596
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, 5.851%, 10/25/2036 (a)	6,440,228	6,323,363
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.433%, 12/25/2036 (a)	789,834	797,876
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	1,159,745	1,158,933
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A19, 6.000%, 7/25/2037	890,820	867,175
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,542,279	2,568,485
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047 (a)	6,000,000	6,179,754
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class D, 3.986%, 5/15/2047 (a)	5,000,000	4,249,895
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	3,000,000	2,999,847
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.963%, 11/15/2045 (a) (c)	9,000,000	8,727,556
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.543%, 11/15/2045 (a)	4,225,000	4,358,088
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046 (a)	5,000,000	4,975,685
WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class A4, 4.153%, 8/15/2046 (a) (d)	9,710,000	10,268,344
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 5.151%, 9/15/2046 (a) (c)	4,000,000	3,823,178
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class C, 5.298%, 12/15/2046 (a)	1,000,000	1,069,880
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.831%, 12/15/2046 (a)	5,000,000	5,189,288
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/2047 (a)	10,000,000	10,437,580
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271%, 3/15/2047 (a)	7,558,000	7,904,081

Total Collateralized Mortgage Obligations (Cost 2,209,111,788)		2,246,900,432

Collateralized Loan Obligations 17.25%

Acis CLO Ltd., Series 2013-1A, Class E, 5.828%, 4/18/2024 (a) (c)	17,000,000	15,997,000
Acis CLO Ltd., Series 2014-3A, Class E, 4.988%, 2/1/2026 (a) (c)	4,500,000	3,996,450
Acis CLO Ltd., Series 2014-3A, Class D, 3.358%, 2/1/2026 (a) (c)	4,000,000	3,647,200
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.676%, 1/15/2022 (a) (c)	1,000,000	1,000,500
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.237%, 5/10/2025 (a) (c)	4,250,000	3,966,100
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.027%, 7/13/2025 (a) (c)	5,000,000	4,620,000
ARES XXV CLO Ltd., Series 2012-3A, Class E, 5.976%, 1/17/2024 (a) (c)	3,250,000	3,186,625
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.226%, 4/15/2025 (a) (c)	8,200,000	7,608,780
ARES XXVII CLO Ltd., Series 2013-2A, Class E, 5.078%, 7/28/2025 (a) (c)	5,500,000	5,121,050
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.954%, 3/12/2026 (a) (c)	6,000,000	5,410,800
Arrowpoint CLO Ltd., Series 2012-2A, Class D, 3.934%, 3/12/2026 (a) (c)	6,000,000	5,821,200
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.228%, 1/18/2025 (a) (c)	4,000,000	3,756,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.226%, 4/15/2022 (a) (c)	9,000,000	9,003,600
Babson CLO Ltd., Series 2013-II, Class D, 4.779%, 1/18/2025 (a) (c)	5,000,000	4,554,500
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.828%, 10/22/2025 (a) (c)	3,000,000	2,729,400
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.726%, 7/15/2024 (a) (c)	5,000,000	4,467,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.726%, 7/15/2024 (a) (c)	5,000,000	4,798,000
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.793%, 1/20/2026 (a) (c)	4,000,000	3,552,800
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.543%, 1/20/2026 (a) (c)	1,000,000	944,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.626%, 4/17/2025 (a) (c)	7,250,000	6,635,200
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.526%, 1/15/2024 (a) (c) (d)	3,000,000	3,002,100
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.728%, 1/20/2025 (a) (c)	2,850,000	2,807,535
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.476%, 7/15/2025 (a) (c)	2,000,000	1,789,800
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.735%, 12/20/2023 (a) (c)	8,750,000	8,783,250
Catamaran CLO Ltd., Series 2013-1A, Class D, 3.978%, 1/27/2025 (a) (c)	4,000,000	3,898,800
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.236%, 8/14/2024 (a) (c)	10,000,000	10,031,000

See Accompanying notes which are an integral part of this schedule of investments.

CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.236%, 12/5/2024 (a) (c)	6,630,000	6,633,315
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.236%, 12/5/2024 (a) (c)	2,000,000	1,994,200
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.227%, 1/29/2025 (a) (c)	9,200,000	9,064,760
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.127%, 1/29/2025 (a) (c)	1,000,000	985,100
CIFC Funding Ltd., Series 2013-1A, Class E, 6.354%, 4/16/2025 (a) (c)	4,800,000	4,562,400
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025 (a) (c)	3,000,000	2,872,500
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.726%, 10/15/2021 (a) (c)	3,440,000	3,445,848
Crown Point CLO II Ltd, Series 2013-2A, Class B1L, 3.777%, 12/14/2023 (a)	4,000,000	3,862,400
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.735%, 11/21/2022 (a) (c)	6,625,000	6,646,862
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.235%, 11/21/2022 (a) (c)	5,000,000	5,030,500
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.076%, 7/15/2025 (a) (c)	3,000,000	2,806,500
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.834%, 12/24/2023 (a) (c) (d)	3,000,000	2,964,000
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.476%, 10/15/2023 (a) (c)	3,000,000	2,886,900
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.426%, 7/15/2025 (a) (c)	8,000,000	7,523,200
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.734%, 3/14/2022 (a) (c)	2,000,000	2,000,000
ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.434%, 3/14/2022 (a) (c)	1,750,000	1,750,000
ING IM CLO Ltd., Series 2012-1A, Class C, 3.726%, 4/15/2024 (a) (c)	4,750,000	4,601,800
ING IM CLO Ltd., Series 2013-2A, Class D, 5.229%, 4/25/2025 (a) (c)	2,000,000	1,883,200
ING IM CLO Ltd., Series 2013-3A, Class D, 4.736%, 1/18/2026 (a) (c)	3,700,000	3,350,720
ING IM CLO Ltd., Series 2014-1A, Class D, 5.169%, 4/18/2026 (a) (c)	9,500,000	8,975,600
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.997%, 1/20/2021 (a) (c)	7,000,000	6,707,400
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.476%, 4/30/2023 (a) (c)	13,200,000	12,458,160
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.076%, 4/30/2023 (a) (c)	4,000,000	3,931,600
KVK CLO Ltd., Series 2012-1X, Class E, 6.476%, 7/15/2023 (a)	3,700,000	3,702,590
KVK CLO Ltd., Series 2013-1A, Class D, 4.577%, 4/14/2025 (a) (c)	2,000,000	2,003,800
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024 (a) (c)	9,000,000	9,006,300
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.986%, 5/18/2023 (a) (c)	9,000,000	8,913,600
MidOcean Credit CLO II, Series 2013-2A, Class D, 3.885%, 1/29/2025 (a) (c)	2,000,000	1,932,800
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.734%, 9/14/2023 (a) (c)	2,500,000	2,505,500
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.726%, 1/23/2024 (a) (c)	5,050,000	5,072,220
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.935%, 4/28/2025 (a) (c)	7,000,000	6,805,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.026%, 6/2/2025 (a) (c)	1,000,000	923,000
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.237%, 8/13/2025 (a) (c)	4,000,000	3,962,400
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.537%, 8/13/2025 (a) (c) (d)	25,000,000	24,720,000
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.736%, 5/15/2023 (a) (c)	3,000,000	3,000,900
Palmer Square CLO Ltd., Series 2013-2A, Class D, 5.576%, 10/17/2025 (a) (c)	3,000,000	2,843,700
Portola CLO Ltd., Series 2007-1A, Class E, 6.636%, 11/15/2021 (a) (c)	2,747,252	2,748,626
Race Point CLO Ltd., Series 2013-8A, Class D, 3.835%, 2/20/2025 (a) (c)	1,000,000	976,100
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.728%, 10/20/2023 (a) (c)	13,100,000	11,778,210
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.728%, 10/20/2023 (a) (c)	8,000,000	7,696,000
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.984%, 8/14/2023 (a) (c) (d)	6,000,000	6,014,400
Shackleton CLO Ltd., Series 2013-3A, Class E, 5.489%, 4/15/2025 (a) (c)	3,000,000	2,812,500
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.039%, 4/15/2025 (a) (c)	3,000,000	2,935,800
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.808%, 10/20/2023 (a) (c)	2,000,000	2,003,000
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.728%, 4/26/2025 (a) (c)	7,000,000	6,346,200
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.988%, 1/17/2026 (a) (c)	5,000,000	4,613,500
Symphony CLO Ltd., Series 2013-12A, Class D, 3.726%, 10/15/2025 (a) (c)	2,000,000	1,944,200
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.226%, 1/17/2025 (a) (c)	4,000,000	3,960,000
TICC CLO LLC, Series 2012-1A, Class D1, 5.985%, 8/25/2023 (a) (c)	7,000,000	7,011,900
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.977%, 4/25/2026 (a) (c)	5,000,000	4,462,500
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.137%, 7/24/2024 (a) (c)	3,200,000	2,969,920
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.837%, 7/24/2024 (a) (c)	3,000,000	2,896,500
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.726%, 7/17/2024 (a) (c)	10,200,000	10,225,500
Vibrant CLO Ltd., Series 2012-1A, Class D, 5.726%, 7/17/2024 (a) (c)	3,500,000	3,353,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.076%, 4/20/2026 (a) (c)	5,000,000	4,619,000
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.676%, 4/20/2026 (a) (c)	5,000,000	4,781,000
West CLO Ltd., Series 2012-1A, Class D, 6.725%, 10/30/2023 (a) (c)	5,000,000	5,015,000
Wind River CLO Ltd., Series 2012-1A, Class E, 5.476%, 1/15/2024 (a) (c)	5,000,000	4,809,500
Wind River CLO Ltd., Series 2012-1A, Class D, 5.226%, 1/15/2024 (a) (c)	4,000,000	4,030,800

Total Collateralized Loan Obligations (Cost 419,598,992)		421,461,021

See Accompanying notes which are an integral part of this schedule of investments.

Asset-Backed Securities 9.95%

321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041 (c) (d)	12,522,914	12,183,887
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041 (c)	1,000,000	1,111,061
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (c)	4,919,747	5,075,484
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (c)	1,500,000	1,518,384
ALM Loan Funding, Series 2013-10A, Class D, 4.846%, 1/15/2025 (a) (c)	6,500,000	5,938,400
ARES Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, 5.226%, 7/23/2025 (a) (c)	3,000,000	2,798,400
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 4.986%, 8/18/2025 (a) (c)	4,000,000	3,639,200
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (c)	7,283,182	7,589,804
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.212%, 1/25/2037	1,497,408	1,154,551
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.262%, 1/25/2037 (a)	5,208,626	4,033,190
Drug Royalty II LP, Series 2012-1, Class A1, 4.226%, 1/15/2025 (a) (c)	2,013,702	2,032,832
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.136%, 8/15/2025 (a) (c)	4,000,000	3,554,400
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/2025 (a) (c)	5,000,000	4,744,000
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.284%, 12/24/2023 (a) (c)	4,600,000	4,408,640
Fortress Credit BSL II Ltd, Series 2013-2A, Class D, 4.078%, 10/19/2025 (a)(c)	7,750,000	7,605,075
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.378%, 10/19/2025 (a)	5,000,000	4,577,000
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.728%, 1/19/2025 (a) (c)	10,000,000	9,407,000
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.501%, 12/25/2046 (a) (c) (d)	6,000,000	5,813,226
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.713%, 1/25/2047 (a) (c)	8,500,000	8,387,273
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.635%, 12/20/2024 (a) (c)	3,000,000	2,911,200
INDYMAC Residential Asset-Backed Trust, Series 2006-E, Class 2A2, 0.272%, 4/25/2037 (a) (d)	5,147,467	4,105,393
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.478%, 7/20/2024 (a) (c)	2,500,000	2,460,250
Keuka Park CLO Ltd., Series 2013-1A, Class E, 4.728%, 10/21/2024 (a) (c)	1,500,000	1,368,300
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.252%, 11/25/2036 (a)	3,207,191	1,971,300
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.302%, 11/25/2036 (a)	7,043,701	4,357,867
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.739%, 1/15/2024 (a) (c)	6,300,000	6,202,350
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/2025 (a) (c)	3,000,000	2,878,800
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.213%, 3/20/2025 (a) (c)	5,000,000	4,550,000
OFSI Fund VI Ltd., Series 2014-6A, Class C, 4.013%, 3/20/2025 (a) (c)	4,500,000	4,247,550
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.392%, 4/25/2037 (a)	4,710,076	2,790,984
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.428%, 7/22/2025 (a) (c)	7,500,000	7,057,500
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.878%, 7/22/2025 (a) (c)	7,000,000	6,319,600
RAMP Trust, Series 2007-RS2, Class A2, 0.432%, 5/25/2037 (a)	13,404,138	11,275,534
RASC Trust, Series 06-KS9, Class AI3, 0.312%, 11/25/2036 (a)	10,460,000	8,747,165
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.153%, 4/15/2026 (a) (c)	4,375,000	4,033,313
Regatta III Funding Ltd., Series 2014-1A, Class C, 3.703%, 4/15/2026 (a) (c)	3,875,000	3,686,288
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.778%, 10/26/2024 (a) (c)	4,000,000	3,788,800
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.736%, 8/17/2022 (a) (c)	4,250,000	4,193,475
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.800%, 11/20/2038 (c)	5,743,417	5,763,370
SolarCity LMC Series I, LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (c)	2,250,000	2,249,761
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.252%, 11/25/2037 (a)	3,347,009	2,300,346
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (c) (d)	6,400,190	6,828,362
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (c)	4,916,250	4,955,831
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043 (b) (c) (d)	20,177,022	20,165,582
Store Master Funding LLC, Series 2014-1A, Class A2, 5.000%, 4/20/2044 (c)	4,000,000	3,997,723
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A3, 0.302%, 9/25/2036 (a)	5,020,308	4,118,987
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.150%, 12/10/2018 (a) (c)	2,000,000	2,012,500
WhiteHorse VI Ltd., Series 2012-1A, Class B2L, 5.473%, 2/3/2025 (a) (c)	3,500,000	3,299,800

Total Asset-Backed Securities (Cost 238,242,103)		238,209,738

See Accompanying notes which are an integral part of this schedule of investments.

Collateralized Debt Obligations 0.31%

Apidos CLO XVI, Series 2013-16A, Class D, 4.728%, 1/19/2025 (a) (c)	3,500,000	3,173,800
Atrium CDO Corp., Series 10A, Class E, 4.729%, 7/16/2025 (a) (c)	3,500,000	3,185,000
Venture X CLO Ltd, Series 2012-10A, Class D, 4.428%, 7/20/2022 (a) (c)	2,000,000	1,980,000
Venture X CLO Ltd., Series 2012-10X, Class E, 6.228%, 7/20/2022 (a)	3,000,000	2,970,000
Venture CDO Ltd., Series 2012-11A, Class E, 6.736%, 11/14/2022 (a) (c)	1,500,000	1,504,800
Venture X CLO Ltd., Series 2012-12A, Class E, 5.533%, 2/28/2024 (a) (c)	10,000,000	9,576,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.785%, 6/10/2025 (a) (c)	10,000,000	9,642,000

Total Collateralized Debt Obligations (Cost 31,978,784)		32,031,600

	Shares
Preferred Stocks 0.13%
Financials 0.13%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,668,664
Wells Fargo & Co., Series P, 5.250%	23,990	558,727

Total Preferred Stocks (Cost 3,481,416)		3,227,391

Cash Equivalents 7.18%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.090% (e)	180,541,775	180,541,775

Total Cash Equivalents (Cost 180,541,775)		180,541,775

Total Investments – 124.17% (Cost 3,082,954,858)		3,122,371,957

Liabilities in Excess of Other Assets – (24.17)%		(607,763,992)

NET ASSETS – 100.00%		$2,514,607,965

(a)	Variable or Floating Rate Security. Rate disclosed is as of April 30, 2014.
(b)	Security is fair valued by the Adviser.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of this security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2014, securities valued at $751,985,275 were pledged as collateral for reverse repurchase agreements and futures contracts.
(e)	Rate disclosed is the seven day yield as of April 30, 2014.

I/O — Interest Only Security

Tax related: At April 30, 2014, the net unrealized appreciation / (depreciation) on investments (excluding futures contracts) for tax purposes was as follows:

Gross unrealized appreciation	$62,701,924
Gross unrealized depreciation	(23,284,825)

Net unrealized appreciation on investments	$39,417,099

Aggregate cost of securities for income tax purposes	$3,082,954,858

See Accompanying notes which are an integral part of this schedule of investments.

The value of Short Futures Contracts as of April 30, 2014 was as follows:

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 6/16/14	(2,537)	$(255,563,109)	$(543,591)
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 6/16/14	(4,485)	(456,418,828)	(7,057,308)
90 Day EuroDollar Time Deposit Future expiring 6/16/14	(20)	(4,988,680)	180
90 Day EuroDollar Time Deposit Future expiring 9/15/14	(20)	(4,987,750)	(320)
90 Day EuroDollar Time Deposit Future expiring 12/15/14	(20)	(4,986,000)	(1,570)
90 Day Eurodollar Time Deposit Future expiring 3/16/15	(20)	(4,981,500)	(2,070)
90 Day Eurodollar Time Deposit Future expiring 6/15/15	(20)	(4,972,750)	(1,320)
90 Day Eurodollar Time Deposit Future expiring 9/14/15	(20)	(4,961,500)	180
90 Day Eurodollar Time Deposit Future expiring 12/14/15	(20)	(4,948,000)	1,930
90 Day Eurodollar Time Deposit Future expiring 3/14/16	(20)	(4,933,250)	4,180
90 Day Eurodollar Time Deposit Future expiring 6/13/16	(20)	(4,918,250)	6,180
90 Day Eurodollar Time Deposit Future expiring 9/19/16	(20)	(4,904,000)	7,180
90 Day Eurodollar Time Deposit Future expiring 12/19/16	(20)	(4,890,500)	7,430
90 Day Eurodollar Time Deposit Future expiring 3/13/17	(20)	(4,879,250)	6,430

Total Short Futures Contracts	(7,262)		$(7,572,489)

See Accompanying notes which are an integral part of this schedule of investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments - (continued)

April 30, 2014

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America	0.90%	4/9/2014	5/9/2014	$10,412,804	$10,405,000
Bank of America	1.90%	4/9/2014	5/9/2014	5,225,260	$5,217,000
Bank of America	1.50%	4/14/2014	5/14/2014	2,427,030	$2,424,000
Bank of America	2.05%	4/22/2014	5/22/2014	1,057,038	$1,055,235
Bank of America	1.15%	4/22/2014	5/22/2014	10,281,764	$10,271,920
Bank of America	1.75%	4/28/2014	5/28/2014	5,785,425	$5,777,000
Barclays	0.91%	4/7/2014	5/7/2014	11,914,425	$11,905,440
Barclays	2.15%	4/7/2014	5/7/2014	12,152,514	$12,130,754
Barclays	2.15%	4/14/2014	5/14/2014	18,237,992	$18,205,336
Barclays	2.15%	4/14/2014	5/14/2014	4,515,817	$4,507,731
Barclays	2.15%	4/14/2014	5/14/2014	11,512,070	$11,491,457
BNP Paribas	1.45%	4/4/2014	5/5/2014	3,234,040	$3,230,000
BNP Paribas	1.30%	4/22/2014	5/22/2014	4,764,164	$4,759,000
Citi	2.13%	4/8/2014	7/8/2014	8,917,511	$8,869,750
Citi	1.15%	4/14/2014	5/14/2014	4,098,864	$4,094,932
Citi	1.85%	4/14/2014	5/14/2014	5,701,574	$5,692,787
Citi	1.85%	4/14/2014	5/14/2014	3,779,912	$3,774,087
Citi	1.85%	4/23/2014	5/23/2014	5,066,585	$5,058,776
Citi	1.85%	4/30/2014	5/30/2014	14,008,341	$13,986,755
Credit Suisse	1.80%	2/18/2014	5/16/2014	4,188,140	$4,170,000
Credit Suisse	1.50%	4/2/2014	5/2/2014	7,120,956	$7,112,066
Credit Suisse	0.91%	4/7/2014	5/7/2014	14,164,031	$14,153,298
Credit Suisse	1.50%	4/7/2014	5/7/2014	4,342,260	$4,336,839
Credit Suisse	1.90%	4/16/2014	5/16/2014	3,492,085	$3,486,565
Credit Suisse	1.90%	4/16/2014	5/16/2014	7,551,103	$7,539,198
Credit Suisse	1.90%	4/16/2014	5/16/2014	1,255,572	$1,253,587
Credit Suisse	1.90%	4/21/2014	5/21/2014	5,253,217	$5,244,913
Credit Suisse	1.85%	4/21/2014	5/21/2014	7,663,836	$7,652,039
Credit Suisse	1.90%	4/23/2014	5/23/2014	1,784,757	$1,781,936
Credit Suisse	1.90%	4/25/2014	5/27/2014	565,789	$564,835
Goldman Sachs	0.90%	4/10/2014	5/12/2014	7,956,378	$7,950,000
Goldman Sachs	0.95%	4/11/2014	5/9/2014	4,739,507	$4,736,000
Goldman Sachs	0.95%	4/11/2014	5/9/2014	9,096,732	$9,090,000
Goldman Sachs	1.85%	4/17/2014	5/19/2014	9,508,629	$9,493,000
Goldman Sachs	1.65%	4/25/2014	5/27/2014	14,790,687	$14,769,000
Goldman Sachs	1.65%	4/25/2014	5/27/2014	17,163,166	$17,138,000
Guggenheim Partners, LLC	1.95%	4/7/2014	5/7/2014	2,445,518	$2,441,550
Guggenheim Partners, LLC	1.95%	4/7/2014	5/7/2014	2,408,558	$2,404,650
JP Morgan	1.65%	4/3/2014	5/5/2014	18,767,527	$18,740,000
JP Morgan	0.80%	4/14/2014	5/14/2014	14,079,400	$14,070,000
JP Morgan	0.76%	4/14/2014	5/14/2014	3,729,345	$3,727,000
JP Morgan	1.65%	4/14/2014	5/14/2014	6,031,290	$6,023,000
JP Morgan	1.65%	4/14/2014	5/14/2014	18,398,289	$18,373,000
JP Morgan	1.65%	4/21/2014	5/21/2014	6,805,357	$6,796,000
JP Morgan	1.65%	4/21/2014	5/21/2014	3,757,166	$3,752,000
JP Morgan	1.65%	4/24/2014	5/27/2014	1,998,022	$1,995,000
JP Morgan	1.65%	4/24/2014	5/27/2014	7,324,076	$7,313,000
JP Morgan	1.65%	4/28/2014	5/28/2014	2,883,961	$2,880,000
Mizuho	1.40%	3/7/2014	6/6/2014	7,177,310	$7,152,000
Mizuho	0.75%	4/15/2014	5/30/2014	14,980,031	$14,966,000
Mizuho	0.75%	4/15/2014	5/30/2014	9,001,431	$8,993,000
Mizuho	0.75%	4/15/2014	5/30/2014	8,374,845	$8,367,000
Morgan Stanley	1.65%	4/3/2014	5/2/2014	3,905,184	$3,900,000
Morgan Stanley	1.20%	4/10/2014	5/9/2014	16,599,030	$16,583,000
Nomura	1.19%	10/3/2013	4/3/2015	23,493,863	$23,075,625
Nomura	1.40%	4/8/2014	5/8/2014	8,837,313	$8,827,000
Nomura	1.90%	4/29/2014	5/28/2014	1,555,361	$1,553,000

RBC Capital Markets	1.83%	2/12/2014	5/12/2014	13,596,363	$13,535,000
RBC Capital Markets	1.89%	3/5/2014	6/5/2014	3,333,989	$3,318,000
RBC Capital Markets	1.88%	3/13/2014	6/13/2014	7,066,849	$7,033,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	17,776,900	$17,694,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	604,821	$602,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	4,762,208	$4,740,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	4,206,617	$4,187,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	13,274,906	$13,213,000
RBC Capital Markets	1.83%	3/17/2014	6/17/2014	1,937,033	$1,928,000
RBC Capital Markets	1.83%	3/17/2014	5/12/2014	18,129,570	$18,078,000
RBC Capital Markets	1.88%	3/18/2014	6/18/2014	22,697,808	$22,589,000
RBC Capital Markets	1.88%	3/18/2014	6/18/2014	5,600,849	$5,574,000
RBC Capital Markets	1.88%	3/18/2014	6/18/2014	9,686,434	$9,640,000
RBS Securities Inc.	1.23%	3/12/2014	6/12/2014	9,052,460	$9,024,000
Wells Fargo	1.65%	4/7/2014	5/7/2014	539,742	$539,000
Wells Fargo	1.65%	4/7/2014	5/7/2014	1,370,885	$1,369,000
Wells Fargo	1.65%	4/28/2014	5/28/2014	2,704,718	$2,701,000

					$581,024,061

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments

April 30, 2014

(Unaudited)

Security Transactions and Related Income - The Angel Oak Multi-Strategy Income Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Reverse Repurchase Agreements - A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Futures Contracts - The Fund may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker in the amount of $10,868,600 as of April 30, 2014, was held for collateral for futures transactions.

Mortgage-Backed and Asset-Backed Securities Risks - Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The credit risk for these securities is affected by borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Angel Oak Capital Advisers, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, asset-backed securities, U.S government mortgage-backed agencies, U.S. government agency issues and corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued using a broker quote or on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For collateralized mortgage obligations and mortgage-backed securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. Fixed income securities purchased on a delayed delivery basis will be valued at the purchase price until settlement when prices are not readily available from a pricing service. These will be categorized as Level 3 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, if the purchase price is no longer indicative of fair value, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Reverse repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. These securities will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets		Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Collateralized Mortgage Obligations	$—		$2,246,900,432	$—	$2,246,900,432
Collateralized Loan Obligations	—		414,518,396	—	414,518,396
Asset Backed Securities	—		224,986,781	20,165,582	245,152,363
Collateralized Debt Obligations	—		32,031,600	—	32,031,600
Preferred Stocks	3,227,391		—	—	3,227,391
Cash Equivalents	180,541,775		—	—	180,541,775

Total	$183,769,166		$2,918,437,209	$20,165,582	$3,122,371,957

Liabilities
Reverse Repurchase Agreements	$—		$(581,024,062)	$—	$(581,024,062)
Short Futures Contracts	(7,572,489	)*	—	—	(7,572,489)

Total	$(7,572,489)		$(581,024,062)	$—	$(588,596,551)

*	The amount shown represents the gross unrealized depreciation of the futures contracts.

During the period ended April 30, 2014, the Fund had no transfers between Levels 1 and 2 at any time during the reporting period. The Fund’s transfers between Level 3 and Level 2 are detailed in the table below. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Collateralized Debt Obligation	Total Investments
Balance as of January 31, 2014	$30,673,322	$9,420,000	$37,149,498	$3,143,910	$80,386,730
Realized gain/(loss)	—	—	977	—	977
Accretion/ (amortization)	—	—	(1,619)	—	(1,619)
Change in unrealized appreciation (depreciation)	—	—	(2,753)	—	(2,753)
Purchases	—	—	—	—	—
Sales	—	—	(11,070,656)	—	(11,070,656)
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3*	(30,673,322)	(9,420,000)	(5,909,865)	(3,143,910)	(49,147,097)

Balance as of April 30, 2014	$—	$—	$20,165,582	$—	$20,165,582

*	Transfers out of Level 3 were into Level 2 as a result of pricing sources beginning to price the securities on a daily basis.

The Fund’s Level 3 investments have been valued using acquisition cost. As a result, there were no observable inputs that have been internally developed by the Fund in determining the fair values of its investments as of April 30, 2014.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2014 was $2,440.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Adviser to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at prices provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or otherwise pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At April 30, 2014, the Fund held restricted securities representing 33.06% of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041	2/11/2013*	$12,522,914	$12,649,465	$12,183,887
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041	11/9/2012	1,000,000	999,985	1,111,061
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073	10/10/2013	4,919,747	4,915,798	5,075,484
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065	2/10/2014	1,500,000	1,498,806	1,518,384
Acis CLO Ltd., Series 2013-1A, Class E, 5.828%, 4/18/2024	5/6/2013*	17,000,000	16,269,702	15,997,000
Acis CLO Ltd., Series 2014-3A, Class D, 3.358%, 2/1/2026	1/16/2014	4,000,000	3,594,734	3,647,200
Acis CLO Ltd., Series 2014-3A, Class E, 4.988%, 2/1/2026	1/16/2014	4,500,000	3,965,443	3,996,450
ALM X Ltd., Series 2013-10A, Class D, 4.846%, 1/15/2025	12/20/2013	6,500,000	5,919,559	5,938,400
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.676%, 1/15/2022	5/10/2013	1,000,000	1,014,928	1,000,500
AMMC CLO XII Ltd., Series 2013-12A, Class E, 5.237%, 5/10/2025	3/13/2013*	4,250,000	3,868,907	3,966,100
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.027%, 7/13/2025	6/5/2013	5,000,000	4,699,293	4,620,000
Apidos CLO XVI, Series 2013-16A, Class D, 4.728%, 1/19/2025	11/21/2013	3,500,000	3,151,194	3,173,800
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, 5.226%, 7/23/2025	12/13/2013	3,000,000	2,803,827	2,798,400
ARES XXV CLO Ltd., Series 2012-3A, Class E, 5.976%, 1/17/2024	1/3/2014	3,250,000	3,194,403	3,186,625
ARES XXVI CLO Ltd., Series 2013-26A, Class E, 5.226%, 4/15/2025	3/1/2013*	8,200,000	7,489,764	7,608,780
ARES XXVII CLO Ltd., Series 2013-2A, Class E, 5.078%, 7/28/2025	1/17/2014	5,500,000	5,202,651	5,121,050

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

Arrowpoint CLO Ltd., Series 2012-2A, Class D, 3.934%, 3/12/2026	2/6/2014	6,000,000	5,726,285	5,821,200
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.954%, 3/12/2026	2/6/2014	6,000,000	5,404,466	5,410,800
Atlas Senior Loan Fund Ltd., Series 2013-1A, Class E, 4.986%, 8/18/2025	5/31/2013	4,000,000	3,767,344	3,639,200
Atrium CDO Corp., Series 10A, Class E, 4.729%, 7/16/2025	4/25/2013	3,500,000	3,187,590	3,185,000
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.228%, 1/18/2025	11/4/2013	4,000,000	3,720,569	3,756,000
Babson CLO Ltd., Series 2012-1A, Class C, 4.226%, 4/15/2022	2/13/2013	9,000,000	9,025,086	9,003,600
Babson CLO Ltd., Series 2013-II, Class D, 4.779%, 1/18/2025	11/22/2013	5,000,000	4,492,951	4,554,500
Battalion CLO IV Ltd., Series 2013-4A, Class D, 4.828%, 10/22/2025	8/23/2013	3,000,000	2,691,559	2,729,400
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.462%, 8/25/2035	4/1/2013*	13,116,450	10,929,568	11,725,240
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.452%, 1/25/2036	4/29/2013	3,064,148	2,603,560	2,650,920
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.542%, 1/25/2036	5/3/2013	3,312,344	2,759,854	2,758,735
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.726%, 7/15/2024	5/6/2013	5,000,000	4,835,461	4,798,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.726%, 7/15/2024	5/6/2013	5,000,000	4,535,547	4,467,000
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.543%, 1/20/2026	10/31/2013	1,000,000	920,288	944,000
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class D, 4.793%, 1/20/2026	10/31/2013	4,000,000	3,521,871	3,552,800
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.626%, 4/17/2025	4/25/2013	7,250,000	6,607,975	6,635,200
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041	10/29/2013	7,283,182	7,669,138	7,589,804
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.526%, 1/15/2024	2/12/2013	3,000,000	3,005,998	3,002,100
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.728%, 1/20/2025	5/20/2013	2,850,000	2,855,404	2,807,535
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class E, 5.476%, 7/15/2025	6/10/2013	2,000,000	1,786,049	1,789,800
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.735%, 12/20/2023	5/1/2013	8,750,000	8,806,385	8,783,250
Catamaran CLO Ltd., Series 2013-1A, Class D, 3.978%, 1/27/2025	6/4/2013	4,000,000	3,938,397	3,898,800
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044	5/14/2013	7,931,000	6,852,555	7,104,641

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.302%, 1/25/2036	7/23/2013*	11,812,435	10,043,454	10,325,792
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.352%, 1/25/2036	11/20/2013	9,484,305	8,272,871	8,588,418
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.332%, 7/25/2036	10/16/2013*	9,708,851	8,425,218	8,263,291
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.236%, 8/14/2024	4/25/2013*	10,000,000	10,068,504	10,031,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.236%, 12/5/2024	12/24/2013	6,630,000	6,630,000	6,633,315
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.236%, 12/5/2024	1/9/2014	2,000,000	2,000,000	1,994,200
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.227%, 1/29/2025	12/24/2013	9,200,000	9,200,000	9,064,760
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.127%, 1/29/2025	2/3/2014	1,000,000	995,080	985,100
CIFC Funding Ltd., Series 2013-1A, Class E, 6.354%, 4/16/2025	12/24/2013*	4,800,000	4,562,679	4,562,400
CIFC Funding Ltd., Series 2013-3A, Class C, 3.506%, 10/24/2025	8/2/2013	3,000,000	2,766,129	2,872,500
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.251%, 5/10/2035	3/6/14*	10,000,000	9,657,354	9,840,320
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/10/2047	2/28/14*	7,500,000	6,850,818	7,008,581
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.726%, 10/15/2021	2/11/2014	3,440,000	3,448,420	3,445,848
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.175%, 3/10/2046	6/4/2013	6,146,000	4,920,375	5,029,238
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031	4/2/14*	10,000,000	9,828,606	10,007,775
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047	4/29/2014	3,750,000	3,470,856	3,470,856
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.190%, 12/20/2035	3/6/2013	197,067,834	13,300,237	12,316,740
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.456%, 2/25/2050	11/21/2012*	10,363,000	9,430,690	9,291,176
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.235%, 11/21/2022	5/8/2013	5,000,000	5,045,922	5,030,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.735%, 11/21/2022	5/15/2013*	6,625,000	6,659,978	6,646,862
Drug Royalty II LP, Series 2012-1, Class A1, 4.226%, 1/15/2025	11/30/2012	2,013,702	2,013,702	2,032,832
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/2025	5/31/2013	5,000,000	4,846,525	4,744,000

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.136%, 8/15/2025	5/31/2013*	4,000,000	3,543,638	3,554,400
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.076%, 7/15/2025	7/19/2013*	3,000,000	2,730,685	2,806,500
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.284%, 12/24/2023	1/17/2014	4,600,000	4,430,998	4,408,640
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.834%, 12/24/2023	2/20/2013	3,000,000	2,959,259	2,964,000
Fortress Credit BSL II Ltd, Series 2013-2A, Class D, 4.078%, 10/19/2025	4/3/2014	7,750,000	7,383,418	7,605,075
Fortress Credit BSL Ltd., Series 2013-1A, Class D, 3.728%, 1/19/2025	2/27/2013	10,000,000	9,700,323	9,407,000
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.501%, 12/25/2046	2/6/14*	6,000,000	5,558,342	5,813,226
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.713%, 1/25/2047	3/12/2014	8,500,000	8,228,082	8,387,273
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.476%, 10/15/2023	12/6/2013	3,000,000	2,838,972	2,886,900
GLG Ore Hill CLO Ltd., Series 2013-1A, Class D, 3.426%, 7/15/2025	5/31/2013	8,000,000	7,576,506	7,523,200
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.285%, 2/10/2046	1/3/2014	5,000,000	4,755,776	5,008,268
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.208%, 7/10/2046	9/26/2013	7,500,000	6,914,667	7,403,047
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.935%, 8/10/2023	8/14/2013	6,600,000	6,292,402	6,846,606
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.935%, 8/10/2023	8/14/2013*	7,260,000	6,265,950	6,776,970
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.635%, 12/20/2024	6/26/2013	3,000,000	2,743,325	2,911,200
ING IM CLO Ltd., Series 2012-1A, Class C, 3.726%, 4/15/2024	2/21/2013	4,750,000	4,655,137	4,601,800
ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.434%, 3/14/2022	3/6/2014	1,750,000	1,750,000	1,750,000
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.734%, 3/14/2022	3/6/2014	2,000,000	2,000,000	2,000,000
ING IM CLO Ltd., Series 2013-2A, Class D, 5.229%, 4/25/2025	7/12/2013	2,000,000	1,831,062	1,883,200
ING IM CLO Ltd., Series 2013-3A, Class D, 4.736%, 1/18/2026	12/16/2013	3,700,000	3,329,215	3,350,720
ING IM CLO Ltd., Series 2014-1A, Class D, 5.169%, 4/18/2026	2/5/2014	9,500,000	8,979,712	8,975,600
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.997%, 1/20/2021	11/26/2013	7,000,000	6,647,197	6,707,400
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.076%, 4/30/2023	4/3/2013*	4,000,000	3,746,527	3,931,600
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.476%, 4/30/2023	5/13/2013*	13,200,000	12,341,214	12,458,160

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.175%, 12/15/2046	1/7/2014	10,000,000	9,229,953	9,591,965
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.713%, 8/15/2046	8/2/2013	5,000,000	4,304,843	4,681,838
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.478%, 7/20/2024	5/6/2013	2,500,000	2,410,377	2,460,250
Keuka Park CLO Ltd., Series 2013-1A, Class E, 4.728%, 10/21/2024	11/5/2013	1,500,000	1,351,216	1,368,300
KVK CLO Ltd., Series 2013-1A, Class D, 4.577%, 4/14/2025	5/16/2013	2,000,000	2,016,882	2,003,800
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.518%, 1/15/2024	1/15/2013*	9,000,000	8,727,009	9,006,300
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.986%, 5/18/2023	6/5/2013*	9,000,000	8,983,064	8,913,600
MidOcean Credit CLO II, Series 2013-2A, Class D, 3.885%, 1/29/2025	12/23/2013	2,000,000	1,872,325	1,932,800
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.443%, 2/15/2046	4/16/2014	10,000,000	9,117,577	9,212,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.299%, 5/15/2046	12/13/2013	6,500,000	5,482,292	5,811,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.899%, 4/15/2047	3/26/14*	10,000,000	9,026,274	9,306,575
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.734%, 9/14/2023	5/13/2013	2,500,000	2,523,311	2,505,500
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.726%, 1/23/2024	11/20/2012*	5,050,000	4,856,353	5,072,220
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.935%, 4/28/2025	5/3/2013	7,000,000	6,820,320	6,805,400
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.026%, 6/2/2025	5/29/2013	1,000,000	905,502	923,000
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.537%, 8/13/2025	9/26/2013	25,000,000	24,821,188	24,720,000
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.237%, 8/13/2025	7/25/2013	4,000,000	3,827,982	3,962,400
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.739%, 1/15/2024	5/29/2013*	6,300,000	6,281,911	6,202,350
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/2025	5/15/2013	3,000,000	2,926,340	2,878,800
OFSI Fund VI Ltd., Series 2014-6A, Class C, 4.013%, 3/20/2025	2/10/2014	4,500,000	4,232,096	4,247,550
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.213%, 3/20/2025	2/10/2014	5,000,000	4,466,197	4,550,000

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.736%, 5/15/2023	2/7/2013	3,000,000	3,023,733	3,000,900
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.428%, 7/22/2025	6/3/2013	7,500,000	7,179,247	7,057,500
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.878%, 7/22/2025	6/3/2013	7,000,000	6,538,669	6,319,600
Palmer Square CLO Ltd., Series 2013-2A, Class D, 5.576%, 10/17/2025	12/19/2013	3,000,000	2,846,753	2,843,700
Portola CLO Ltd., Series 2007-1A, Class E, 6.636%, 11/15/2021	4/15/2013	2,747,252	2,731,693	2,748,626
Race Point CLO Ltd., Series 2013-8A, Class D, 3.835%, 2/20/2025	2/6/2013	1,000,000	991,443	976,100
Regatta III Funding Ltd., Series 2014-1A, Class C, 3.703%, 4/15/2026	2/25/2014	3,875,000	3,687,560	3,686,288
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.153%, 4/15/2026	2/25/2014	4,375,000	4,035,205	4,033,313
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.778%, 10/26/2024	11/7/2013	4,000,000	3,690,039	3,788,800
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.728%, 10/20/2023	10/2/2013	8,000,000	7,483,169	7,696,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.728%, 10/20/2023	10/2/2013	13,100,000	11,387,311	11,778,210
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.984%, 8/14/2023	2/25/2013	6,000,000	6,035,556	6,014,400
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.039%, 4/15/2025	3/20/2013	3,000,000	2,822,167	2,935,800
Shackleton CLO Ltd., Series 2013-3A, Class E, 5.489%, 4/15/2025	3/20/2013	3,000,000	2,698,397	2,812,500
Slater Mill Loan Fund LP, Series 2012-1A, Class E, 5.736%, 8/17/2022	6/5/2013	4,250,000	4,222,500	4,193,475
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.800%, 11/20/2038	11/13/2013	5,743,417	5,740,346	5,763,370
SolarCity LMC Series I, LLC, Series 2014-1, Class A, 4.590%, 4/20/2044	11/13/2013	2,250,000	2,261,446	2,249,761
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.808%, 10/20/2023	5/6/2013	2,000,000	2,012,971	2,003,000
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.728%, 4/26/2025	5/6/2013*	7,000,000	6,394,693	6,346,200
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	8/17/2012*	6,400,190	6,799,498	6,828,362
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043	3/20/2013	4,916,250	4,915,219	4,955,831
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043	11/21/2013*	20,177,022	20,279,816	20,165,582
Store Master Funding LLC, Series 2014-1A, Class A2, 5.000%, 4/20/2044	4/30/2014	4,000,000	3,997,723	3,997,723
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.988%, 1/17/2026	11/14/2013	5,000,000	4,572,505	4,613,500
Symphony CLO Ltd., Series 2013-12A, Class D, 3.726%, 10/15/2025	9/20/2013	2,000,000	1,891,320	1,944,200

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

April 30, 2014

(Unaudited)

Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.226%, 1/17/2025	3/15/2013	4,000,000	3,945,875	3,960,000
TICC CLO LLC, Series 2012-1A, Class D1, 5.985%, 8/25/2023	11/9/2012*	7,000,000	6,965,549	7,011,900
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.150%, 12/10/2018	12/6/2013	2,000,000	2,000,000	2,012,500
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.977%, 4/25/2026	2/28/2014	5,000,000	4,464,249	4,462,500
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/10/2063	5/7/2013	7,000,000	5,887,378	6,087,469
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.123%, 8/10/2049	8/28/2013	3,500,000	3,457,769	3,712,821
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.651%, 12/10/2045	5/13/2013	5,000,000	4,137,280	4,096,320
Venture CDO Ltd., Series 2012-11A, Class E, 6.736%, 11/14/2022	4/17/2013	1,500,000	1,500,000	1,504,800
Venture X CLO Ltd, Series 2012-10A, Class D, 4.428%, 7/20/2022	4/30/2014	2,000,000	1,980,000	1,980,000
Venture X CLO Ltd., Series 2012-12A, Class E, 5.533%, 2/28/2024	5/20/2013*	10,000,000	9,756,300	9,576,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.785%, 6/10/2025	3/12/2013	10,000,000	9,488,128	9,642,000
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.837%, 7/24/2024	8/13/2013	3,000,000	2,829,363	2,896,500
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.137%, 7/24/2024	8/13/2013	3,200,000	2,886,542	2,969,920
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.726%, 7/17/2024	5/20/2013	10,200,000	10,296,308	10,225,500
Vibrant CLO Ltd., Series 2012-1A, Class D, 5.726%, 7/17/2024	12/6/2013	3,500,000	3,342,453	3,353,000
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.676%, 4/20/2026	4/11/2014	5,000,000	4,781,000	4,781,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.076%, 4/20/2026	4/11/2014	5,000,000	4,619,000	4,619,000
West CLO Ltd., Series 2012-1A, Class D, 6.725%, 10/30/2023	5/6/2013	5,000,000	5,030,380	5,015,000
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.963%, 11/15/2045	12/6/2013	9,000,000	8,149,795	8,727,556
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 5.151%, 9/15/2046	1/3/2014	4,000,000	3,617,991	3,823,178
WhiteHorse VI Ltd., Series 2012-1A, Class B2L, 5.473%, 2/3/2025	3/4/2014	3,500,000	3,352,751	3,299,800
Wind River CLO Ltd., Series 2012-1A, Class D, 5.226%, 1/15/2024	4/18/2013	4,000,000	4,010,076	4,030,800
Wind River CLO Ltd., Series 2012-1A, Class E, 5.476%, 1/15/2024	12/13/2013	5,000,000	4,714,239	4,809,500

				$831,204,304

*	The security was purchased on multiple dates with the initial purchase date shown.

Golub Group Equity Fund

Schedule of Investments

April 30, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.00%

Consumer Discretionary — 3.00%
General Motors Co.	38,645	$1,332,480

Consumer Staples — 10.71%
Anheuser-Busch InBev NV ADR	8,575	907,407
Coca-Cola Co./The	33,950	1,384,820
Diageo PLC ADR	8,675	1,065,116
PepsiCo, Inc.	16,225	1,393,565

		4,750,908

Energy — 9.02%
Devon Energy Corp.	23,450	1,641,500
Exxon Mobil Corp.	8,550	875,606
National Oilwell Varco, Inc.	18,900	1,484,217

		4,001,323

Financials — 23.23%
American International Group, Inc.	26,050	1,384,036
Bank of America Corp.	130,620	1,977,587
Bank of New York Mellon Corp./The	51,800	1,754,466
Berkshire Hathaway, Inc. - Class B*	13,725	1,768,466
Citigroup, Inc.	27,245	1,305,308
U.S. Bancorp	24,700	1,007,266
Wells Fargo & Co.	22,350	1,109,454

		10,306,583

Health Care — 10.04%
C.R. Bard, Inc.	6,300	865,179
Hospira, Inc.*	21,400	980,120
Johnson & Johnson	13,050	1,321,834
Teva Pharmaceutical Industries Ltd. ADR	26,300	1,285,018

		4,452,151

Industrials — 12.94%
FedEx Corp.	6,550	892,438
General Electric Co.	65,200	1,753,228
Northrop Grumman Corp.	7,270	883,378
Parker Hannifin Corp.	7,200	913,536
United Parcel Service, Inc. - Class B	6,298	620,353
United Technologies Corp.	5,725	677,439

		5,740,372

Information Technology — 23.06%
Apple, Inc.	2,320	1,369,009
Cisco Systems, Inc.	56,600	1,308,026
eBay, Inc.*	22,900	1,186,907
Fiserv, Inc.*	23,650	1,437,447
Google, Inc. - Class A*	2,320	1,240,922
Google, Inc. - Class C*	1,050	552,993
Microsoft Corp.	44,450	1,795,780
QUALCOMM, Inc.	17,000	1,338,070

		10,229,154

Total Common Stocks (Cost $30,884,274)		40,812,971

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 6.55%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09% (a)	2,904,206	2,904,206

Total Money Market Securities (Cost $2,904,206)		2,904,206

Total Investments – 98.55% (Cost $33,788,480)		43,717,177

Other Assets in Excess of Liabilities – 1.45%		643,240

TOTAL NET ASSETS – 100.00%		$44,360,417

(a)	Rate disclosed is the seven day yield as of April 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$9,941,975
Gross (Depreciation)	(13,797)

Net Appreciation (Depreciation) on Investments	$9,928,178

At April 30, 2014, the aggregate cost of securities for federal income tax purposes was $33,788,999 for the Fund.

Golub Group Equity Fund

Notes to the Schedule of Investments

April 30, 2014

(Unaudited)

Security Transactions and Related Income - The Golub Group Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Golub Group, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Golub Group Equity Fund

Related Notes to the Schedule of Investments

April 30, 2014

(Unaudited)

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Adviser Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks*	$40,812,971	$—	$—	$40,812,971
Money Market Securities	2,904,206	—	—	2,904,206

Total	$43,717,177	$—	$—	$43,717,177

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended April 30, 2014, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	06/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	06/27/2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	06/27/2014